4. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $0 and $63,049, net of allowance, as of March 31, 2020 and September 30, 2019, respectively. The Company has a total allowance for bad debt in the amount of $0 and $40,000 as of March 31, 2020 and September 30, 2019, respectively. The decrease in accounts receivable related to the winddown of TransTech.

Accounts receivable were $63,049 and $320,538, net of allowance, as of September 30, 2019 and 2018, respectively. The Company has a total allowance for bad debt in the amount of $40,000 and $60,000 as of September 30, 2019 and 2018, respectively. The decrease is due to the winddown of TransTech.